Related Party Transactions - Latin America Service Arrangements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Expenses incurred	$ 78,200,000	$ 134,200,000	$ 204,800,000
Latin America Affiliates
Related Party Transaction [Line Items]
Expenses incurred			24,600,000
ING Group
Related Party Transaction [Line Items]
Expenses incurred	18,000,000	8,200,000	78,100,000
Expense reimbursements received from affiliate	$ 1,700,000	$ 30,100,000	$ 22,000,000